Financial assets, liabilities and financial result (excluding Orange Bank)	12 Months Ended
Dec. 31, 2017
Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities of telecom activities

NOTE 11    Financial assets, liabilities and financial results (excluding Orange Bank)

11.1    Financial assets and liabilities of telecom activities

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 11 presents the assets, liabilities and related gains and losses specific to telecom activities and Note 15 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles (i) the assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with (ii) the consolidated statement of financial position at December 31, 2017.

(in millions of euros)	Orange consolidated financial statements	O/w telecom activities	Note	O/w Orange Bank	Note	O/w eliminations telecom activities / bank
Non-current financial assets	3,711	2,274	11.7	1,464	15.1.2	(27) (1)
Non-current derivatives, assets	213	200	11.8	13	15.1.4	-
Current loans and receivables of Orange Bank	3,096	-		3,096	15.1.1	-
Current financial assets	2,865	2,686	11.7	331	15.1.2	(152) (2)
Current derivatives, assets	34	34	11.8	-		-
Cash and cash equivalents	5,810	5,333		477		-

Non-current financial liabilities	26,293	26,293	11.3	27		(27) (1)
Non-current derivatives, liabilities	1,002	929	11.8	73	15.1.4	-
Current debts related to Orange Bank operations	4,660	-		4,660	15.1.3	-
Current financial liabilities	6,311	6,182	11.3	281	15.2.1	(152) (2)
Current derivatives, liabilities	34	34	11.8	-		-
(1) Loan granted by Orange SA to Orange Bank.
(2) Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs (Obligations assimilables au Trésor) securities between Orange SA and Orange Bank.

11.2    Profits and losses related to financial assets and liabilities (excluding Orange Bank)

The cost of net financial debt consists of profits and losses related to the components of net financial debt (described in Note 11.3) during the period.

Foreign exchange gains and losses related to the components of net financial debt correspond mainly to the revaluation in euros of bonds denominated in foreign currencies (Note 11.5) as well as to the symmetrical revaluation of related hedges. In 2017, the net foreign exchange financial loss mostly reflect the effect of remeasuring the economic hedges of foreign exchange risk on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 13.4).

Other financial expenses principally reflect mainly the impact of the Group's investment in BT shares for (372) million euros corresponding to the impairment loss, net of the foreign exchange hedge and of the 2017 income related to BT dividends, compared to (533) million euros in 2016 (see Note 11.7).

Finally, other comprehensive income includes the revaluation of assets available for sale (Note 11.7) and instruments designated as cash flow and net investment hedges (Note 11.8.4).

Other gains and losses related to financial assets and liabilities are recognized in the operating income (foreign exchange gains and losses on receivables, supplier payables and the associated derivative hedges) for (13) million euros in 2017, versus (35) million euros in 2016 and (19) million euros in 2015.

	Finance costs, net						Other compre-hensive income
(in millions of euros)	Cost of gross financial debt	Gains (losses) on assets contributing to net financial debt	Cost of net financial debt	Foreign exchange gains (losses)	Other net financial expenses (1)	Finance costs, net	Reserves
2017
Financial assets	-	11	11	(54)	(346)		20
Financial liabilities	(1,357)	-	(1,357)	1,217	-		-
Derivatives	83	-	83	(1,226)	-		49
Discounting expense	-	-	-	-	(43)		-
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69
2016
Financial assets	-	23	23	(334)	(509)		(4)
Financial liabilities	(1,468)	-	(1,468)	130	-		61(2)
Derivatives	61	-	61	55	-		(361)
Discounting expense	-	-	-	-	(55)		-
Total	(1,407)	23	(1,384)	(149)	(564)	(2,097)	(304)
2015
Financial assets	-	39	39	19	34		15
Financial liabilities	(1,715)	-	(1,715)	(1,233)	-		-
Derivatives	118	-	118	1,215	-		538
Discounting expense	-	-	-	-	(60)		-
Total	(1,597)	39	(1,558)	1	(26)	(1,583)	553

(1) Include effects related to the investment in BT for (372) million euros in 2017 and (533) million of euros in 2016.
(2) Bonds designated as net investment hedge.

11.3    Net financial debt

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly entitled indicators used by other companies. It is provided as additional information only and should not be considered as a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not include Orange Bank activities, for which this concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Financial instruments designated as cash flow hedges and net investment hedges included in net financial debt are set up to hedge, among other, items that are not (future cash flows, net investment in foreign currencies). Effects on the hedge of these items are carried in other comprehensive income. As a consequence, these components related to unmatured hedging instruments are added to gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31, 2017	December 31, 2016	December 31, 2015
TDIRA	11.4	1,234	1,212	1,198
Bonds	11.5	25,703	27,370	26,826
Bank loans and from development organizations and multilateral lending institutions	11.6	2,961	2,710	2,690
Finance lease liabilities		571	622	592
Cash collateral received	12.5	21	541	1,447
NEU Commercial Papers (1)		1,358	542	725
Bank overdrafts		193	278	209
Other financial liabilities		434	250	377
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		32,475	33,525	34,064
Derivatives (liabilities) current and non-current	11.1	963	561	384
Derivatives (assets) current and non-current	11.1	(234)	(960)	(1,684)
Other comprehensive income components related to unmatured hedging instruments		(686)	(763)	(418)
Gross financial debt after derivatives (a)		32,518	32,363	32,346
Cash collateral paid (2)	11.7	(695)	(77)	(94)
Investments at fair value (3)	11.7	(2,647)	(1,576)	(1,231)
Cash equivalents	11.1	(3,166)	(3,942)	(2,281)
Cash	11.1	(2,167)(4)	(2,324)	(2,188)
Assets included in the calculation of net financial debt (b)		(8,675)	(7,919)	(5,794)
Net financial debt (a) + (b)		23,843	24,444	26,552
(1) Negotiable European Commercial Papers (formerly called "commercial papers").
(2) Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(3) Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 11.7)

(4) As at December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation (see Note 16.1).

Debt maturity schedules are presented in Note 12.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash-flow statement (see Note 1.6)

	December 31, 2016	Cash flows	Other changes with no impact on cash flows from financing activities			December 31, 2017
(in millions of euros)			Acquisition	Foreign exchange movement	Other
TDIRA	1,212	-	-	-	22	1,234
Bonds	27,370	(460)	-	(1,104)	(103) (1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	-	(54)	11	2,961
Finance lease liabilities	622	(96)	-	-	45	571
Cash collateral received	541	(520)	-	-	-	21
NEU Commercial Papers	542	818	-	(2)	-	1,358
Bank overdrafts	278	(66)	-	(19)	-	193
Other financial liabilities	250	196	-	(21)	9	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	-	(1,200)	(16)	32,475
Net derivatives	(399)	(66)	-	1,183	11	729
Cash collateral paid	(77)	(618)	-	-	-	(695)
Cash flows from financing activities		(518)
(1) Mainly accrued interests.

Net financial debt by currency

The net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operational items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	MAD	Other	Total
Gross financial debt after derivatives	20,445	7,201	2,766	43	266	616	1,181	32,518
Financial assets included in the calculation of net financial debt	(7,523)	(64)	(0)	(117)	(10)	(227)	(734)	(8,675)
Net debt by currency before effect of foreign exchange derivatives (1)	12,922	7,137	2,766	(74)	256	389	447	23,843
Effect of foreign exchange derivatives	9,416	(7,130)	(3,603)	1,624	-	-	(307)	-
Net financial debt by currency after effect of foreign exchange derivatives	22,338	7	(837)	1,550	256	389	140	23,843

(1) Including the market value of derivatives in local currency.

Analysis of external net financial debt by entity

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Orange SA	22,501	23,154	24,617
FT Immo H	482	536	496
Médi Telecom	390	423	436
Orange Espagne	113	169	511
Orange Egypt	107	309	862
Other	250	(147)	(370)
Net financial debt	23,843	24,444	26,552

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalent in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Note 12.3 and 12.5):

■    held in order to face short-term cash commitments; and

■    short term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only the bond of 25 million euros maturing in 2020 and any commitments to redeem non-controlling interests are recognized at fair value in profit or loss.

Borrowings are recognized upon origination at the present value of the sums to be paid and subsequently measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the debt, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This relates mostly to borrowings hedged against the exposure of their future cash flows to foreign exchange risk (cash flow hedge).

11.4    TDIRA

The perpetual bonds redeemable for shares (TDIRAs) with a par value of 14,100 euros are listed on Euronext Paris. Their issue was described in a securities note approved by the Commission des Opérations de Bourse (French Securities Regulator, renamed Autorité des marchés financiers (French Financial Markets Authority)) on February 24, 2003. Taking into account redemptions made since their issue, only 89,398 TDIRAs remain outstanding for a total par value of 1,261 million euros.

The TDIRAs are redeemable in new Orange SA shares, at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 582.5561 shares to one TDIRA (i.e., conversion price of 24.204 euros), as the initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights, and may be further adjusted under the terms and conditions set out in the information memorandum.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

In the consolidated statement of financial position, the TDIRAs are subject to a split accounting between equity and liabilities with the following breakdown at December 31, 2017:

■   a liability component of 1,234 million euros;

■   an equity component, before deferred taxes, of 303 million euros.

The difference between the total nominal amount of the TDIRAs and the sum of the “liability” and “equity” components therefore equals the amortized cost adjustment on the liability component recognized since inception.

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Number	89,398	89,398	89,398
Equity component before deferred taxes	303	303	303
Original debt component (a)	958	958	958
TDIRA nominal amount	1,261	1,261	1,261
Amortized cost adjustment excluding accrued interests (b)	269	247	232
Accrued interests (c)	7	7	8
Total debt amount in statement of financial position (a) + (b) + (c)	1,234	1,212	1,198
Paid interest	27	30	35

Accounting policies

Some Group financial instruments include both a liability component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRA). On initial recognition, the liability component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the interest rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert or redeem in shares. This liability component is subsequently recognized at amortized cost.

The carrying amount of the equity component is determined at inception by deducting the fair value of the financial liability from the notional value of the instrument. This does not change throughout the life of the instrument.

11.5    Bonds

Unmatured bonds at December 31, 2017 were all issued by Orange SA, with the exception of two commitments denominated in Moroccan dirhams and held by Médi Telecom.

As at December 31, 2017 bonds issued by the Group were redeemable at maturity, and no specific guarantee had been given in relation to their issuance. Some bonds may be redeemed in advance, at the request of the issuer.

Bonds or new tranches issued during fiscal year 2017 are shown in bold.

				Oustanding amount (in millions of euros)

Notional currency	Initial nominal amount (in millions of currency units)	Maturity	Interest rate (%)	December 31, 2017	December 31, 2016	December 31, 2015
Bonds matured before December 31, 2017					2,315	4,296
MAD(1)	1,200	January 31, 2018	4.87	107	112	111
EUR	1,550	May 22, 2018	5.625	1,550	1,550	1,550
EUR	465	July 25, 2018	EUR HICP + 3.00(2)	465	465	465
EUR	850	September 3, 2018	1.875	843	843	850
EUR	50	September 26, 2018	3M Euribor + 0.57	50	50	50
MAD(1)	1,300	December 23, 2018	5.12	116	122	121
EUR	750	January 23, 2019	4.125	750	750	750
JPY	7,500	January 24, 2019	1.41625	56	61	57
USD	750	February 6, 2019	2.75	625	712	689
USD	1,250	July 8, 2019	5.375	1,042	1,186	1,148
EUR	750	October 2, 2019	1.875	750	750	750
USD	1,250	November 3, 2019	1.625	1,042	1,186	-

(1) Bonds issued by Médi Telecom.
(2) EUR HICP: Harmonized index of Consumer Prices, an indicator of inflation and price stability calculated by the European Central Bank.
				Oustanding amount (in millions of euros)

Notional currency	Initial nominal amount (in millions of currency units)	Maturity	Interest rate (%)	December 31, 2017	December 31, 2016	December 31, 2015
EUR	25	February 10, 2020	4.2	25	25	25
EUR(3)	25	February 10, 2020	10Y CMS + 0.80	25	25	25
EUR	1,000	April 9, 2020	3.875	1,000	1,000	1,000
GBP	450	November 10, 2020	7.25	268	278	324
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(4)	517	June 27, 2021	0.375	583	-	-
USD	1,000	September 14, 2021	4.125	834	949	919
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	1,000	June 15, 2022	3.000	1,000	1,000	1,000
EUR	500	September 16, 2022	3.375	500	500	500
EUR	500	March 1, 2023	2.5	500	500	500
EUR	750	September 11, 2023	0.75	750	-	-
HKD	700	October 6, 2023	3.23	75	86	83
HKD	410	December 22, 2023	3.55	44	50	49
EUR	650	January 9, 2024	3.125	650	650	650
NOK	500	September 17, 2025	3.35	51	55	52
EUR	750	May 12, 2025	1.000	750	750	-
GBP	350	December 5, 2025	5.25	296	306	358
EUR	75	November 30, 2026	4.125	75	75	75
EUR	750	February 3, 2027	0.875	750	750	-
EUR	500	September 9, 2027	1.5	500	-	-
EUR	50	April 11, 2028	3.22	50	50	50
GBP	500	November 20, 2028	8.125	564	584	681
EUR	150	April 11, 2029	3.3	150	150	150
EUR	105	September 17, 2030	2.6	105	105	105
EUR	100	November 6, 2030	1.418(5)	100	100	100
USD	2,500	March 1, 2031	9.000(6)	2,052	2,335	2,261
EUR	50	December 5, 2031	4.300 (zero coupon)	64	61	59
EUR	50	December 8, 2031	4.350 (zero coupon)	65	62	59
EUR	50	January 5, 2032	4.450 (zero coupon)	62	59	57
EUR	1,500	January 28, 2033	8.125	1,500	1,500	1,500
EUR	55	September 30, 2033	3.75	55	55	55
GBP	500	January 23, 2034	5.625	564	584	681
EUR	50	April 16, 2038	3.5	50	50	50
USD	900	January 13, 2042	5.375	750	855	827
USD	850	February 6, 2044	5.5	709	807	781
GBP	500	November 22, 2050	5.375	564	585	681
Outstanding amount of bonds				25,253	26,820	26,271
Accrued interest				550	640	650
Amortized cost				(100)	(90)	(95)
Total				25,703	27,370	26,826
(3) Bond measured at fair value through profit or loss.
(4) Exchangeable bonds in BT shares (see below).

(5) Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (1.418% until November 2018). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.

(6) Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 12.3.

On June 27, 2017 the Group issued bonds exchangeable into BT shares for a notional amount of 517 million pounds sterling (585 million euros at the ECB daily reference rate), bearing a coupon of 0.375% and having an underlying 133 million of BT shares based of a reference price of 2.88 pounds sterling by per share. The Bonds will mature in June 2021 and have been redeemable on demand by investors since August 7, 2017 in cash, in BT shares or in a combination of the two, at the choice of Orange. The amount redeemed will correspond to the notional value plus any improvement in BT stock beyond 3.89 pounds sterling per share (135% of the reference price).

11.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Orange Egypt	183	302(1)	744
Médi Telecom	385	177	206
Sonatel	289	176	1
Orange Côte d'Ivoire	275	118	-
Orange Cameroun	101	112	183
Other	240	162	152
Bank loans	1,473	1,047	1,286
Orange SA	1,388	1,530(2)	799
Orange Espagne	100	133	467
Other	-	-	138
Loans from development organizations and multilateral lending institutions(3)	1,488	1,663	1,404
Total	2,961	2,710	2,690

(1) The change in 2016 of Orange Egypt bank loans is mainly due to the devaluation of the Egyptian pound, currency in which the loans are denominated.
(2) Orange SA negotiated in August 2016 a loan with the European Investment bank for a notional of 750 million euros maturing in 2023.
(3) Primarily the European Investment Bank.

11.7    Financial assets (excluding Orange Bank)

	December 31, 2017			December 31, 2016	December 31, 2015
(in millions of euros)	Non-current	Current	Total	Total	Total

Assets available for sale
Equity securities	1,067	-	1,067	1,878	144
Financial assets at fair value
Investments at fair value	-	2,647	2,647	1,576	1,231
o/w negotiable debt securities	-	2,498	2,498	1,576	1,127
o/w others	-	149 (1)	149	-	104 (2)
Equity securities measured at fair value	146	-	146	80	77
Cash collateral paid	695	-	695	77	94
Other financial assets
Receivables related to investments	42 (3)	4	46	47	29
Other	324	35	359	344	543
Total	2,274	2,686	4,960	4,002	2,118
(1) OAT bonds (repurchase agreement with Orange Bank).
(2) Short-term bonds.
(3) Including loan from Orange SA to Orange Bank (27 million of euros).

Assets available for sale

(in millions of euros)	2017	2016	2015
Assets available for sale in the opening balance	1,878	144	91
BT shares received as remuneration for the disposal of EE	-	2,462	-
Sale of one third of BT shares	(570)	-	-
Impairment of BT shares maintained excluding effect of FX risk hedge (1)	(325)	(753)	-
Changes in fair value	20	1	15
Other movements	64	24	38
Assets available for sale in the closing balance	1,067	1,878	144

(1) At December 31, 2017, the Group maintained 266 million of BT shares, whose fair value amounts to 814 million euros against 1,139 million euros at December 31, 2016. The fair value of the total of BT shares held amounted to 1,709 million euros at December 31, 2016.

BT shares

On January 29, 2016, following the disposal of EE, Orange received 4% of the equity in BT Group Plc (BT), or about 399 million shares for the equivalent of 2,462 million euros (converted at the ECB fixing of pound sterling against euro on January 28, therefore 0.76228).

The BT shares are classified as assets available for sale. In the event of impairment, any subsequent change (calculated on the share price on the last trading day) and converted into euros at the ECB fixing rate as of the end of the period) reflecting an unrealized impairment loss as compared to the impairment date, is recognized in profit and loss.

At December 31, 2016, the Group's investment in BT was impaired in the amount of (602) million euros, net of a foreign exchange hedge of 151 million euros.

On June 19, 2017, Orange sold a third of its investment or 133 million shares for a net amount of 433 million euros (converted at the ECB reference rate of June 22, 2017, the settlement/delivery date, of 0,88168). At December 31, 2016, the fair value of these shares amounted to 570 million euros. The related effect of these shares on profit and loss was (126) million euros, including 11 million euros from the foreign exchange hedge.

At December 31, 2017, Orange maintained 2.67% of the share capital of BT, whose fair value amounts to 814 million euros (last quoted price on December 29, 2017 or 2.717 pounds per share converted at the ECB daily reference rate of 0.88723), as compared to 1,139 million euros at the end of 2016. The Group's investment in BT was impaired by (293) million euros, net of a foreign exchange hedge of 32 million euros.

The effect of the investment in BT on consolidated net finance costs is given below:

(in millions of euros)	2017	2016
Impairment on BT shares before hedging of FX risk	(325)	(753)
Foreign exchange hedging effect	32	151
Sale of one third of BT shares effect	(126)	-
Dividends received	47	69
Effect in the consolidated financial net income of the investment in BT	(372)	(533)

Other comprehensive income relating to other assets available for sale of telecom activities

(in millions of euros)	2017	2016	2015
Profit (loss) recognized in other comprehensive income during the period	20	(601)	15
Reclassification in net income during the period (1)	-	602	-
Other comprehensive income relating to telecom activities	20	1	15

(1) In 2016, related to impairment on BT shares after foreign exchange hedging effect.

Accounting policies

Assets available for sale

The Group’s assets available for sale mainly consist of investment securities, which are not consolidated and not accounted for using the equity method, and marketable securities that do not fulfill the criteria for classification in any of the other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

When there is an objective evidence of impairment on available-for-sale assets or a decrease in fair value by at least one-third or over 2 consecutive semesters, the cumulative impairment loss included in other comprehensive income is definitely reclassified from equity to profit or loss within net financial expenses.

Financial assets at fair value through profit or loss

The Group can designate at fair value at inception financial investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy (see Note 12.3). They are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

Other financial assets

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount.

11.8    Derivatives instruments (excluding Orange Bank)

11.8.1Market value of derivatives

	December 31, 2017	December 31, 2016	December 31, 2015
(in millions of euros)	Net	Net	Net
Cash flow hedge derivatives	(447)	553	1,111
Fair value hedge derivatives	(0)	(26)	91
Net investment hedge derivatives	-	-	-
Hedging derivatives	(447)	527	1,202
Derivatives held for trading (1)	(282)	(128)	98
Net derivatives(2)	(729)	399	1,300

(1) Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 13.4) for (203) million euros in 2017, (152) million euros in 2016 and 82 million euros in 2015.

(2) O/w foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 125 million euros in December 31, 2017, 1,254 million euros in 2016 and 1,527 million euros in 2015. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

These derivatives are negotiated under cash-collateral agreements, which effects are described in Note 12.5.

Accounting policies

Derivative instruments are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IAS 39 (hedging instruments versus trading instruments).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are non-qualified economic hedges. Changes in the value of these instruments are recognized directly in profit and loss.

Hedge accounting is applicable when:

■    at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

■    the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged element to be almost fully offset by changes in the fair value of the hedged instrument, and if actual results are within a range of 80-125%.

There are three types of hedge accounting:

■    the fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss.

The hedged portion of these items is re-measured at fair value in the statement of financial position. Change in this fair value is booked in the income statement and offset by symmetrical changes in the fair value hedging of financial hedging instruments up to the limit of the hedge effectiveness.

■    the cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a highly probable forecast transaction (such as a future purchase or sale) and which could affect profit or loss.

As the hedged item is not recognized in the statement of financial position, the effective portion of change in fair value of the hedging instrument is booked in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost.

■    the net investment hedge is a hedge of the exposure to changes in values attributable to exchange risk of a net investment in a foreign operation, and could affect profit or loss on the disposal of the foreign operation.

The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss upon the disposal of the net investment.

For transactions qualified as fair value hedges and economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item results from operational transactions and in net finance costs when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group voluntarily revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

■    fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date;

■    cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

11.8.2Cash flow hedges

The Group’s cash flow hedges aim mainly at neutralizing foreign exchange risk on future cash flows (notional, coupons) or switch floating-rate debt to fixed-rate debt. The principal hedges unexpired at December 31, 2017 are shown in the table below. This refers to transactions Orange SA negotiated to hedge its loans.

	Notional amounts of hedging instruments per maturity (in millions of hedged currency units)
Hedging instruments	2018	2019	2020	2021	2021 and beyond
Cross currency swaps (1)
Hedged currency
GBP	-	-	238	517	1,137 (3)
HKD	-	-	-	-	1,110 (4)
JPY	-	7,500	-	-	-
NOK	-	-	-	-	500 (5)
USD	-	3,250	70	1,000	4,200 (6)
Interest rate swaps (2)
EUR	50	-	-	255	100 (7)

(1) Hedging of interest rate risk and foreign exchange risk on Orange SA bonds.
(2) Hedging of interest rate risk on Orange SA bonds.
(3) 262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 250 MGBP with a maturity 2034 and 125 MGBP with a maturity 2050.
(4) 1,110 MHKD with a maturity 2023.
(5) 500 MNOK with a maturity 2025.
(6) 2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(7) 100 MEUR with a maturity 2030.

For each hedging relationship, the hedging item affects the income statement along with the hedged item:

■    each year on interest payment dates;

■    each year on recognition of unrealized foreign exchange gains or losses upon remeasurement of the notional amount up to the maturity date of the hedged item.

In order to hedge the exposure of some of their operating cash flows in foreign currencies, some Group entities of the Group’s entities have set up risk hedging policies. The main hedging strategies are detailed hereafter:

■    Orange Polska, whose functional currency is the zloty, has put in place forward sales with a maturity in 2018 and a notional of 105 million euros, mainly to hedge foreign exchange risks on handset purchases;

■    Orange SA put in place forward sales with a maturity in 2018 and a notional of 118 million US dollars mainly to hedge foreign exchange risk on equipment purchases.

For these hedging relationships, the hedging item affects:

■    the operating income statement each year until the hedging relationship matures along with the remeasurement for foreign exchange risks on the hedged item;

■    the initial carrying amount of the hedged item.

The change in the cash flow hedge reserve is analyzed as follows:

(in millions of euros)	2017	2016	2015
Gain (loss) recognized in other comprehensive income during the period (1)	51	(288)	649
Reclassification in financial result for the period	(10)	(79)	(112)
Reclassification in operating income for the period	(3)	(1)	1
Reclassification in initial carrying amount of hedged item	11	4	0
Other comprehensive income	49	(364)	538

(1) Mainly includes hedge of future interests on debts denominated in foreign currencies via cross currency swaps.

The ineffective portion of cash flow hedges recognized in net income is not significant during the periods presented.

11.8.3Fair value hedges

On January 29, 2016, in the context of EE disposal, the Group received 4% of the capitalization of BT. In June 2017, Orange sold a third of its investment and therefore at December 31, 2017 retained only 2.67% of the equity in (see Note 11.7). These shares denominated in pounds sterling were hedged against foreign exchange risk by currency swaps for a notional of 608 million pounds sterling. These instruments were designated as fair value hedges.

Fair value hedges affected net finance expenses as follows:

(in millions of euros)	2017	2016	2015
Effective portion of hedging derivatives	43	314	(63)
Gain (loss) recognized on hedged items	(43)	(314)	63
Costs of hedge (swap points)	(6)	(12)	(18)
Total effect on financial expenses	(6)	(12)	(18)

11.8.4Hedging instruments reserves

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Other comprehensive income related to unmatured hedging instruments	(686)(1)	(763)	(420)
O/w Orange SA	(666)	(738)	(377)
O/w other entities	(20)	(25)	(43)
Reserve to be amortized for discontinued hedges	486	514	470
Other comprehensive income related to hedging instruments	(200)	(249)	50
(1) See Note 11.3.